Income Taxes Income Taxes Narrative (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Deferred Tax Liability Not Recognized [Line Items]
Liability for uncertain tax positions	$ 3.0	$ 2.9
Unrecognized tax benefits that would impact effective tax rate	1.2
Interest on income taxes accrued	1.6	1.2
Income tax penalties accrued	$ 0.3	$ 0.3
Returns open to examination, minimum (years)	3 years
Returns open to examination, maximum (years)	5 years
Income Tax Examination, Returns Open to Examination, State Impact of Federal Changes, Maximum	2 years